Business and Basis of Presentation (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Feb. 18, 2014	Mar. 31, 2014 item property facility	Dec. 31, 2013 item property facility
Business and basis of presentation
Number of gaming and related facilities		22	21
Number of gaming and related facilities whose real property is included in the entity's portfolio		20	19
Number of properties under development		2	2
Number of states across which the portfolio of properties is diversified		13	13
Purging Distribution	$ 1,050,000,000
Subsequent event
Business and basis of presentation
Purging Distribution	1,050,000,000
Penn
Business and basis of presentation
Number of publicly traded companies		2	2
Initial term of Master Lease		15 years	15 years
Number of lease renewal options of Master Lease		4	4
Term of Master Lease renewal options		5 years	5 years
Number of states across which the portfolio of properties is diversified			11
Assets and liabilities contributed to GLPI from Penn
Prepaid expenses			2,766,000
Current deferred income tax assets			4,358,000
Property and equipment, net			2,024,572,000
Other assets			16,245,000
Accrued expenses			(5,656,000)
Other current liabilities			(12,219,000)
Deferred income tax liabilities			(6,493,000)
Net contribution			2,023,573,000